Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (6,439)	£ (7,202)
Fair value of funded scheme assets	6,612	7,317
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	907	900
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,705)	(6,417)
Fair value of funded scheme assets	6,612	7,317
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,918)	(6,647)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	912	905
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,560)	(6,267)
Fair value of funded scheme assets	6,472	7,172
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	912	905
Pension schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,380)	(1,439)
Fair value of funded scheme assets	1,843	1,890
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	463	451
Pension schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,942)	(2,132)
Fair value of funded scheme assets	2,109	2,315
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	167	183
Pension schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(695)	(741)
Fair value of funded scheme assets	798	863
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	103	122
Pension schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(499)	(556)
Fair value of funded scheme assets	534	594
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	35	38
Pension schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(465)	(736)
Fair value of funded scheme assets	542	780
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	77	44
Pension schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(243)	(273)
Fair value of funded scheme assets	267	295
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	24	22
Pension schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(336)	(390)
Fair value of funded scheme assets	379	435
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	£ 43	£ 45